SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option And RSUs Available For Grant, Outstanding (Beginning Balance)	2,632,409	2,820,387	2,528,737
Option And RSUs Available For Grant, Increase in option pool, net	800,000	516,691	800,000
Option And RSUs Available For Grant, Granted	(1,241,000)	(794,000)	(554,000)
Option And RSUs Available For Grant, Forfeited	241,605	89,331	45,650
Option And RSUs Available For Grant, Exercised	0	0	0
Option And RSUs Available For Grant, Outstanding (Ending Balance)	2,433,014	2,632,409	2,820,387
Outstanding Option, Outstanding (Beginning Balance)	3,440,424	3,021,809	3,248,120
Outstanding Option, Granted	1,241,000	794,000	554,000
Outstanding Option, Forfeited	(241,605)	(89,331)	(45,650)
Outstanding Option, Exercised	(839,633)	(286,054)	(734,661)
Outstanding Option, Outstanding (Ending Balance)	3,600,186	3,440,424	3,021,809
Weighted Average Exercise Price per share, Outstanding (Begining Balance)	$ 5.96	$ 4.56	$ 3.31
Weighted Average Exercise Price per share, Granted	$ 7.25	$ 10.38	$ 8.71
Weighted Average Exercise Price per share, Forfeited	$ 8.52	$ 10.04	$ 6.14
Weighted Average Exercise Price per share, Exercised	$ 2.38	$ 2.21	$ 2.07
Weighted Average Exercise Price per share, Outstanding (Ending Balance)	$ 6.95	$ 5.96	$ 4.56
Weighted Average fair Value of Option, Granted	$ 3.64	$ 5.20	$ 5.17